Stockholders' Deficiency (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015
Common Stock, Shares Authorized	125,000,000	125,000,000	125,000,000	125,000,000	100,000,000
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000	10,000,000	1,000,000
Common Stock Shares Issued	912,652
Exercise of Proceeds
Common Stock Shares Issued	131,365
Operations
Warrants Issued	472,084